Note 11 - Deposits - Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Checking accounts	$ 151	$ 103	$ 62
Savings accounts	65	63	61
Money market accounts	840	1,171	865
Certificates	1,795	1,995	1,243
Interest Expense, Deposits, Total	$ 2,851	$ 3,332	$ 2,231